UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.5%

Belgium — 2.2%
KBC Group NV	53,548	$4,662,898

Denmark — 6.2%
Danske Bank A/S	157,868	5,915,042
Genmab A/S(a)(b)	10,515	2,265,403
Novo Nordisk A/S, Class B	105,760	5,201,896

		13,382,341
Finland — 4.0%
Kone OYJ, Class B	46,412	2,316,322
Konecranes OYJ	65,376	2,837,760
Wartsila OYJ	158,795	3,508,626

		8,662,708
France — 14.8%
Arkema SA	28,079	3,665,681
Cie Generale des Etablissements Michelin SCA	22,001	3,257,087
Eiffage SA	30,529	3,476,985
Iliad SA	13,804	2,857,762
Kering SA	6,118	2,934,296
Renault SA	33,604	4,077,770
Safran SA	39,806	4,224,596
Sanofi	42,245	3,389,740
Thales SA	31,989	3,897,007

		31,780,924
Germany — 14.5%
Allianz SE, Registered Shares	26,440	5,976,950
Continental AG	20,545	5,674,759
Deutsche Post AG, Registered Shares	70,896	3,105,194
Deutsche Wohnen SE, Bearer Shares	86,446	4,033,564
Fresenius Medical Care AG & Co. KGaA	47,356	4,836,598
OSRAM Licht AG	40,068	2,948,491
SAP SE	22,787	2,392,219
Siemens Healthineers AG(a)(c)	54,060	2,221,705

		31,189,480
Ireland — 1.2%
Kingspan Group PLC	58,666	2,483,183

Italy — 8.0%
Atlantia SpA	129,857	4,023,794
Enel SpA	765,051	4,681,508
Intesa Sanpaolo SpA	1,687,780	6,145,210
Tenaris SA	132,927	2,297,784

		17,148,296

Security	Shares	Value
Netherlands — 1.9%
ASML Holding NV	20,717	$4,108,045

Spain — 4.0%
Industria de Diseno Textil SA	144,362	4,538,542
Telefonica SA	408,186	4,043,835

		8,582,377
Sweden — 7.0%
Assa Abloy AB, Class B	147,983	3,207,596
Electrolux AB, Class B	106,881	3,375,249
Hexagon AB, Class B	84,033	5,015,841
Volvo AB, Class B	186,201	3,408,292

		15,006,978
Switzerland — 5.0%
Cie Financiere Richemont SA, Registered Shares	35,147	3,158,375
Lonza Group AG, Registered Shares(a)	17,776	4,192,275
Sika AG, Bearer Shares	437	3,427,895

		10,778,545
United Kingdom — 30.7%
Associated British Foods PLC	113,808	3,978,903
Auto Trader Group PLC(c)	416,263	2,046,109
British American Tobacco PLC	110,189	6,369,680
Bunzl PLC	114,262	3,360,029
CRH PLC	74,796	2,528,384
Diageo PLC	114,490	3,872,018
Experian PLC	239,395	5,177,319
Glencore PLC	429,095	2,132,272
London Stock Exchange Group PLC	96,565	5,591,379
Prudential PLC	231,103	5,774,957
Rentokil Initial PLC	527,248	2,009,344
Rotork PLC	148,368	593,002
Royal Dutch Shell PLC, Class A	200,604	6,346,818
Shire PLC	68,267	3,397,637
Unilever NV CVA	56,345	3,180,417
Unilever PLC	43,006	2,385,223
Weir Group PLC	130,180	3,649,157
Worldpay, Inc., Class A(a)	41,154	3,318,266

		65,710,914
Total Long-Term Investments — 99.5% (Cost — $204,473,510)		213,496,689

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Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(e)(f)	352,456	$352,456
SL Liquidity Series, LLC, Money Market Series, 1.61%(d)(e)(f)	876,397	876,309

Total Short-Term Securities — 0.6% (Cost — $1,228,853)		1,228,765

Value
Total Investments — 100.1% (Cost — $205,702,363)	$214,725,454
Liabilities in Excess of Other Assets — (0.1)%	(135,232)

Net Assets — 100.0%	$214,590,222

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 06/30/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,465,665	(1,113,209)	352,456	$352,456	$6,059		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	876,397	876,397	876,309	281	(b)	13	(88)

				$1,228,765	$6,340		$13	$(88)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CVA — Certificaten Van Aandelen (Dutch Certificate)

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Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock EuroFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows :

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2018, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	$—	$4,662,898	$—	$4,662,898
Denmark	—	13,382,341	—	13,382,341
Finland	—	8,662,708	—	8,662,708
France	—	31,780,924	—	31,780,924
Germany	2,221,705	28,967,775	—	31,189,480
Ireland	2,483,183	—	—	2,483,183
Italy	—	17,148,296	—	17,148,296
Netherlands	—	4,108,045	—	4,108,045
Spain	—	8,582,377	—	8,582,377
Sweden	—	15,006,978	—	15,006,978
Switzerland	—	10,778,545	—	10,778,545
United Kingdom	3,318,266	62,392,648	—	65,710,914
Short-Term Securities	352,456	—	—	352,456

	$8,375,610	$205,473,535	$—	$213,849,145

Investments Valued at Net Asset Value (“NAV”)(a)				876,309

Total Investments				$214,725,454

(a)	As of March 31, 2018, certain of the Fund’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: May 21, 2018